RELATED PARTY BALANCES AND TRANSACTIONS - Due to related parties (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Related Party Transaction
Due to related parties	¥ 174,484	$ 24,302	¥ 18,629
Henan Agriculture University
Related Party Transaction
Due to related parties			1,000
Xinjiang Ginbo Seeds Center
Related Party Transaction
Due to related parties	54		54
Companies controlled by the Company's directors
Related Party Transaction
Due to related parties	1,721		1,702
Majority Shareholder [Member]
Related Party Transaction
Due to related parties	15,434		10,123
Unsecured borrowing included in due to shareholders	5,381
Accrued interest	354
Advances from shareholders of selling seed	9,699
Beijing Origin
Related Party Transaction
Due to related parties	148,219
The Company's Chairman
Related Party Transaction
Due to related parties	3,657		970
Close family of the Company's Chairman
Related Party Transaction
Due to related parties			4,293
Ying De
Related Party Transaction
Due to related parties	¥ 5,399		187
Linze Origin Seeds Ltd
Related Party Transaction
Due to related parties			¥ 300